Income Taxes (Details Narrative)	3 Months Ended
Feb. 28, 2019 USD ($)
Canadian Federal Scientific Research & Experimental Development expenditures	$ 18,400,000
Unclaimed investment tax credits	3,500,000
Canada [Member]
Non-capital loss carryforward	$ 47,805,175